Material Accounting Policy Information (Tables)	12 Months Ended
Mar. 31, 2025
Material Accounting Policy Information [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Leasehold improvement	10 years
Plant and machinery	10 years
Furniture and fixtures	5 years
Computer and software	5 years
Tools and equipment	5 years
Setup costs	5 years